REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Service revenue, non-related party	$ 4,598,675	$ 518,269	$ 11,262,491	$ 518,269	$ 0	$ 3,440,312
Hainan Changtongfu [Member]
Sales contribution percentage			30.60%
Global Joy [Member]
Sales contribution percentage				82.10%
Weijiafu [Member]
Sales contribution percentage			69.40%	17.90%
Accumulated other comprehensive loss
System services fees from related party, description			We receive 3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with our customers (such as Weijiafu and Hainan Changtongfu), depending on the type of service and industry. Gross Merchandise Volume, or GMV, is a term used in online retailing to indicate a total sales monetary-value for merchandise sold through a particular marketplace over a certain time frame. We generally settle the service fee with customers within the first ten days of each calendar month.			We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with Weijiafu, depending on the type of service and industry
Service revenue, related party			$ 11,262,491		$ 0	$ 2,831,252